Treasury Stock (Details) - New Share Repurchases Program [Member] - ADS [Member] ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount | $	$ 50.0
Share repurchase program, period in force	12 months
Share repurchase program, shares, repurchased and cancelled during period		1,347,071	1,347,071	4,021,073	4,021,073
Share repurchase program, consideration, repurchased and cancelled during period		¥ 65.9	$ 10.8	¥ 241.3	$ 39.2
Aggregate shares repurchased, number of shares		5,368,144				5,368,144
Aggregate consideration of cancellation of repurchased shares		¥ 308.9				$ 50.3
Cancellation fees		¥ 1.7				$ 0.3